ACCOUNTS RECEIVABLE, NET - Movement of allowance for doubtful accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement of allowance for doubtful accounts
Balance at beginning of the year	$ 473	$ 467	$ 92
Addition (reverse)	(66)	30	15
Foreign currency adjustment	1	(24)	17
Balance at end of the year	$ 408	$ 473	467
Cumulative effect adjustment
Movement of allowance for doubtful accounts
Balance at beginning of the year			$ 343